Commitments and Contingencies - Future Minimum Operating Lease Payments (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2018		$ 150
2019	$ 135	127
2020	106	98
2021	78	71
2022	53	46
Thereafter	51	44
Total future minimum operating lease payments	$ 538	$ 536